Unaudited Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Statement of Cash Flows [Abstract]
Net loss	$ (1,898,077)	$ (1,015,229)	$ (5,485,314)	$ (4,483,474)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	69,101	75,201	287,722	330,143
Operating lease expense	7,845	7,845	31,380	38,813
Loss on extinguishment of debt			554,423
Reserve for doubtful accounts			118,365
Treasury stock issued for services				113,155
Treasury stock and warrants issued for termination agreement				174,025
Goodwill impairment				327,326
Stock-based compensation-warrants		87,090	242,840
Stock-based compensation-options	422,955	75,030	499,856	732,130
Changes in operating assets and liabilities:
Accounts receivable	63,505	(51,596)	(153,969)	(41,665)
Prepaid expenses	84,631	(3,354)	154,258	4,547
Inventories	(1,415)	47,838	60,730	(97,687)
Deferred revenue	111,843	25,794	(5,401)	56,636
Operating lease liability	(8,288)	(7,557)	(31,292)	(36,287)
Accounts payable and accrued expenses	313,974	9,074	198,893	(104,860)
Net Cash Used In Operating Activities	(833,926)	(749,864)	(3,527,509)	(2,987,198)
Cash flows from investing activities:
Purchase of equipment	(6,195)	(2,624)	(51,761)	(79,304)
Net Cash Used in Investing Activities	(6,195)	(2,624)	(51,761)	(79,304)
Cash flows from financing activities:
Proceeds from note payable-related party	300,000	50,000	2,000,000
Proceeds from sale of common stock and warrants	8,400,000
Proceeds from secured borrowing liability			106,528
Proceeds from exercise of warrants				296,875
Payment on note payable	(5,081)	(4,877)	(19,756)	(17,795)
Purchase of treasury stock				(119,006)
Net Cash Provided by Financing Activities	8,694,919	45,123	2,086,772	160,074
Net change in cash	7,854,798	(707,365)	(1,492,498)	(2,906,428)
Cash and cash equivalents - Beginning of period	492,942	1,985,440	1,985,440	4,891,868
Cash and cash equivalents - End of period	8,347,740	1,278,075	492,942	1,985,440
Cash paid for:
Interest	$ 611	$ 1,725	7,352	4,266
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Adoption of ASC 842 Operating lease asset and liability				94,134
Promissory note on equipment purchase				22,794
Common stock returned in settlement				1,400
Issuance of common stock for extinguishment of debt			$ 2,607,863